Combined and Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (2,162,837)	$ (339,396)	¥ (507,944)	¥ (806,673)
Depreciation of property and equipment	71,697	11,251	76,353	108,303
Amortization of intangible assets	10,154	1,593	11,202	10,803
Loss on disposal of property and equipment	19,389	3,043	138,827	30,604
Loss on disposal of intangible assets			608	14
Impairment of long-lived assets and long-term prepaid expenses	114,485	17,965	36,505	52,030
Impairment of long-term investment	1,371	215	10,060	37,453
Impairment of Goodwill	1,504,525	236,093
Loss on disposal of subsidiaries	14,978	2,350	39,703
Gain on disposal of long-term investments			(8,561)
Amortization of right-of-use assets	113,306	17,780	159,738	289,005
Remeasurement gain of previously held equity interests in connection with step acquisitions				(386)
Change in fair value of liabilities to be settled in shares				179,475
Change in fair value of warrant liabilities	(6,837)	(1,073)
Share-based compensation	249,317	39,123	202,333
Bad debt expense	12,587	1,975	19,439	4,950
Loss from equity method investment	27	4	639	1,548
Deferred income tax benefit	(1,445)	(227)	(884)	(884)
Other income(expense), net	(6,253)	(980)
Changes in operating assets and liabilities:
Accounts receivable	(10,102)	(1,585)	(47,483)	(19,821)
Prepaid expenses and other current assets	40,636	6,377	8,060	(6,570)
Other non-current assets			5,741	5,308
Amount due from related parties	(30,412)	(4,772)	28,693	(27,814)
Long-term prepaid expenses	(30,091)	(4,722)	3,092	(1,274)
Rental deposit, non-current	24,950	3,915	35,784	(6,900)
Accounts payable	6,166	968	40,593	46,401
Note payable	(12,105)	(1,900)	12,105
Accrued expenses and other current liabilities	47,524	7,458	(20,984)	43,549
Advanced workspace membership fee	(909)	(143)	(44,769)	12,393
Contract liabilities	8,824	1,385	(9,041)	8,569
Income tax payable	3,070	482	1,041	(5,422)
Deferred subsidy income	(1,454)	(228)	(2,412)	(6,383)
Amount due to related parties	(35,525)	(5,575)	8,549	37,108
Lease liabilities	(149,445)	(23,451)	(229,570)	(217,505)
Change in held for sale assets			(3,258)	(10,181)
Change in held for sale liabilities			6,068	18,862
Refundable deposits from members, non-current	5,289	830	2,129	81
Net cash used in operating activities	(199,120)	(31,245)	(27,644)	(223,357)
Cash Flows from investing activities
Purchase of term deposits			(40,960)	(41,712)
Settlement of term deposits	47,710	7,487	26,715	24,000
Purchase of short-term investments	(365,868)	(57,413)	(24,980)	(321,940)
Settlement of short-term investments	345,345	54,192	57,010	317,200
Purchase of property and equipment	(42,762)	(6,710)	(95,433)	(173,571)
Proceeds from disposal of property and equipment	124	19	55	1,089
Purchase of intangible asset	(1,200)	(188)	(125)	(4,345)
Loan provided to third parties	(8,036)	(1,261)	(17,000)
Loan collected from related parties				2,200
Loan collected from third parties				190,000
Payment for long-term investment	(15,121)	(2,373)		(1,978)
Proceeds from disposal of long-term investments			9,940
Cash deduction due to disposal of subsidiaries	(1,625)	(255)	(4,480)
Cash received for business acquisitions, net of cash paid	1,186	186		16,481
Proceeds from disposal of subsidiaries	205	32	50,000
Investment of cash in Trust Account	(19,041)	(2,988)
Net cash (used in)/provided by investing activities	(59,083)	(9,272)	(39,258)	7,424
Cash flows from financing activities
Capital reduction in a subsidiary	(100)	(16)
Capital contribution from noncontrolling shareholders	165	26		4,110
Cash paid for listing fee				(6,299)
Acquisition of noncontrolling interests	(700)	(110)		(2,720)
Loan repaid to related parties	(10,750)	(1,687)	(23,800)	(6,906)
Loan received from related parties	2,761	433	34,550
Loan received from third parties	50,990	8,001	97,017	120,165
Loan repaid to third parties	(75,031)	(11,774)	(160,188)	(73,733)
Reverse recapitalization			35,881
Equity financing through PIPE, net			371,366
Repayment for convertible bond			(65,250)
Cash received from issuing convertible bond				69,762
Underwritten public offering financing, net of listing fee	111,559	17,506
Net cash provided by financing activities	78,894	12,379	289,576	104,379
Effects of exchange rate changes	(4,986)	(783)	(18,185)	(51)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(184,295)	(28,921)	204,489	(111,605)
Cash, cash equivalents and restricted cash – beginning of the period	400,790	62,893	196,301	307,906
Cash, cash equivalents and restricted cash – end of the period	216,495	33,972	400,790	196,301
Supplemental disclosure of cash flow information:
Interest paid	11,173	1,753	19,626	7,948
Income taxes paid	2,854	448	3,366	6,801
Supplemental disclosure of noncash information:
Payable for purchase of property and equipment	123,998	19,458	97,128	179,914
Payable for investments and acquisitions	10,556	1,656	32,688	41,688
Right-of-use assets obtained in exchange for new operating lease liabilities	150,486	23,615	11,902	315,027
ROU assets disposed as reduction of operating lease liabilities due to lease termination	192,570	$ 30,218	819,879	83,770
Cash and cash equivalents	165,800		348,064	175,774
Restricted cash, current	50,703		52,199
Restricted cash, non-current			527	20,527
Total cash, cash equivalents and restricted cash	¥ 216,495		¥ 400,790	¥ 196,301